10. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions Details Narrative
Common stock acquired, shares		756,333
Common stock acquired, share price		$ 3.00
Repurchase of common stock	$ 1,344,999
Other current liabilities.	$ 1,144,000